UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                          --------------
          Check here if Amendment [ ]; Amendment Number:  ______________

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Harrold J. McComas
            ---------------------------
Address     c/o Foley & Lardner
            ---------------------------
            777 East Wisconsin Avenue
            ---------------------------
            Milwaukee, Wisconsin 53202
            ---------------------------

Form 13F File Number:  28-4363
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harrold J. McComas
            ---------------------------
Title:      n/a
            ---------------------------
Phone:      (414) 297-5748
            ---------------------------

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas           Milwaukee, Wisconsin              May 10, 2001
----------------------           ---------------------------       ------------
        [Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number      Name
     --------------------      ----
     28-3097                   Bank One Wisconsin Trust Company, N.A.
     28-2903                   Campbell Newman Asset Management, Inc.
     28-3128                   Charles Schwab Investment Management, Inc.
     28-1526                   Fiduciary Management, Inc.
     28-3354                   Firstar Investment Research & Management Company
     28-0274                   M&I Investment Management Corp.
     Pending                   Northstar Capital Management, Inc.
     28-0290                   Northern Trust Corporation
     28-2353                   Scudder Kemper Investments
     28-1823                   Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------------
Form 13F Information Table Entry Total:         24
                                                --
Form 13F Information Table Value Total:         $70,623,000
                                                -----------
                                                    (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     Form 13F INFORMATION TABLE

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  Column 1          Column 2          Column 3       Column 4            Column 5        Column 6     Column 7         COLUMN 8
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                                                      Value      Shrs or          Put/   Investment    Other       Voting authority
Name of issuer    Title of class       CUSIP         (x$1000)    prn amt  SH/PRN  Call   Discretion   Managers    ------------------
--------------    --------------       -----         --------    -------  ------  ----   ----------   --------    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BANC ONE CORP        COM            06423A 10 3      1,538,000    42,500    SH            OTHER                          42,500
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COCA COLA CO         COM            191216 10 0      3,414,000    75,600    SH            OTHER                          75,600
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COLGATE
PALMOLIVE CO         COM            194162 10 3      4,277,000    77,400    SH            OTHER                          77,400
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FEDERAL
NATIONAL
MORTGAGE             COM            313586 10 9      2,547,000    32,000    SH            OTHER                          32,000
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GENERAL ELEC
CO                   COM            369604 10 3     11,461,000   273,800    SH            OTHER                         273,800
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO          COM            365766 10 2      1,733,000    55,600    SH            OTHER                          55,600
------------------------------------------------------------------------------------------------------------------------------------
J.P.MORGAN
CHASE & CO.          COM            46625H 10 0      2,460,000    54,780    SH            OTHER                          54,780
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JOHNSON &
JOHNSON              COM            478160 10 4      3,420,000    39,100    SH            OTHER                          39,100
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KIMBERLY
CLARK CORP           COM            494368 10 3      2,442,000    36,000    SH            OTHER                          36,000
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LUCENT
TECHNOLOGIES         COM            549463 10 7        668,000    67,000    SH            OTHER                          67,000
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MARSHALL &
ILSLEY CORP          COM            571834 10 0      1,954,000    37,000    SH            OTHER                          37,000
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MC DONALDS
CORP                 COM            580135 10 1        982,000    37,000    SH            OTHER                          37,000
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MERCK & CO           COM            589331 10 7      2,201,000    29,000    SH            OTHER                          29,000
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MINNESOTA MNG
& MFG CO             COM            604059 10 5      2,764,000    26,600    SH            OTHER                          26,600
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NEW YORK TIMES
CO.                  COM            650111 10 7        206,000     5,000    SH            OTHER                           5,000
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NORTHERN TR
CORP                 COM            665859 10 4      6,375,000   102,000    SH            OTHER                         102,000
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PFIZER INC           COM            717081 10 3      6,339,000   154,800    SH            OTHER                         154,800
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PROCTER &
GAMBLE CO            COM            742718 10 9      3,130,000    50,000    SH            OTHER                          50,000
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ROYAL DUTCH          NEW YORK
PET CO               1.25 GLDR      780257 80 4        344,000    12,000    SH            OTHER                          12,000
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SCHERING
PLOUGH CORP          COM            806605 10 1      3,507,000    96,000    SH            OTHER                          96,000
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SUN MICRO-
SYSTEMS              COM            866810 10 4        314,000     8,000    SH            OTHER                           8,000
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U S BANCORP          COM            902973 30 4      2,151,000    92,736    SH            OTHER                          92,736
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TRIBUNE CO.          COM            896047 10 7        227,000     7,000    SH            OTHER                           7,000
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WALGREEN CO.         COM            931422 10 9      6,169,000   151,200    SH            OTHER                         151,200
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